ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Summary of movement of allowance for accounts receivables and contract assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at the beginning of the year	¥ 21,200	¥ 17,953	¥ 2,539
Current year credit losses	2,633	3,247	17,953
Current year write off			(2,539)
Balance at end of the year	¥ 23,833	¥ 21,200	¥ 17,953